Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Our commitment to protecting the Group’s digital assets is underpinned by a comprehensive ICT Governance Framework that integrates rigorous security policies with industry-leading standards, including, NIST and the CIS Critical Security Controls, which ensure all components of our digital environment remain well-governed and resilient.
We maintain a proactive defence posture through continuous risk assessments of the adoption of cutting-edge technologies.
By integrating automated controls, we achieve a unified view of our cyber ecosystem, enabling the rapid identification of threats and vulnerabilities. This technical defence is bolstered by our dedicated Security Operations Centre, which provides 24-hour monitoring and incident response.
Recognising that our digital footprint extends beyond our internal network, we employ a robust third-party risk assessment capability.
This allows us to continuously monitor our digital attack surface and manage risks associated with external service providers.
To ensure business continuity, our incidence response and recovery strategies are integrated into our broader ICT business continuity plans, minimising potential disruptions. We regularly review the effectiveness of these measures through cybersecurity simulations throughout the year.
Cultivating a security-conscious culture is equally important. We provide ongoing training and awareness programmes for employees at all levels to mitigate the risk of human error. We ensure strict adherence to evolving global regulations, including the South African
Protection of Personal Information Act No 4 of 2013 and the European General Data Protection Regulation, enhancing our procedures as legislation changes.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	By integrating automated controls, we achieve a unified view of our cyber ecosystem, enabling the rapid identification of threats and vulnerabilities. This technical defence is bolstered by our dedicated Security Operations Centre, which provides 24-hour monitoring and incident response.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Gold Fields Board of Directors and its committees are focused on ICT and particularly cybersecurity, governance and risk management. Accordingly, governance is a critical component forming a part of the management of ICT at Gold Fields.
The Gold Fields Audit Committee mandates that the Gold Fields ICT Charter is updated and approved annually and that it articulates the
ICT and cybersecurity governance mechanisms adopted within the Group. This Charter is compliant with the King IV Code of Corporate
Governance and provides assurance to the Board that the ICT function is being managed efficiently and effectively and that ICT risks are adequately mitigated. The ICT governance structure which is outlined in the Charter, mandates certain responsibilities and delegations of authority applicable to ICT.
An ICT Management Committee is established to define and deliver on the ICT digital strategy as approved by the Executive Committee and the Audit Committee. The ICT management committee, headed by the Vice President: Information Communication & Technology
("VP: ICT"), responds to the direction provided by the Audit Committee and seeks approval of the goals being targeted in the long-term.
The Chief Information Security Officer has over 18 years of cybersecurity experience and holds a Bachelor’s degree in Cyber Forensics,
Information Security & Management and a Masters in Information Security, and Cyber Security Certification from MIT and Harvard. This management committee is made up of ICT leadership from the mining assets, convenes monthly to assess the performance of ICT as well as ICT’s progress in achieving the defined ICT goals and digital strategy. The management committee reports to the CFO and Audit
Committee on governance, risk, cybersecurity and other strategic matters on a quarterly basis.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Gold Fields Board of Directors and its committees are focused on ICT and particularly cybersecurity, governance and risk management. Accordingly, governance is a critical component forming a part of the management of ICT at Gold Fields.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	An ICT Management Committee is established to define and deliver on the ICT digital strategy as approved by the Executive Committee and the Audit Committee. The ICT management committee, headed by the Vice President: Information Communication & Technology
("VP: ICT"), responds to the direction provided by the Audit Committee and seeks approval of the goals being targeted in the long-term.
The Chief Information Security Officer has over 18 years of cybersecurity experience and holds a Bachelor’s degree in Cyber Forensics,
Information Security & Management and a Masters in Information Security, and Cyber Security Certification from MIT and Harvard. This management committee is made up of ICT leadership from the mining assets, convenes monthly to assess the performance of ICT as well as ICT’s progress in achieving the defined ICT goals and digital strategy. The management committee reports to the CFO and Audit
Committee on governance, risk, cybersecurity and other strategic matters on a quarterly basis.

Cybersecurity Risk Role of Management [Text Block]	The Gold Fields Audit Committee mandates that the Gold Fields ICT Charter is updated and approved annually and that it articulates the
ICT and cybersecurity governance mechanisms adopted within the Group. This Charter is compliant with the King IV Code of Corporate
Governance and provides assurance to the Board that the ICT function is being managed efficiently and effectively and that ICT risks are adequately mitigated. The ICT governance structure which is outlined in the Charter, mandates certain responsibilities and delegations of authority applicable to ICT.
An ICT Management Committee is established to define and deliver on the ICT digital strategy as approved by the Executive Committee and the Audit Committee. The ICT management committee, headed by the Vice President: Information Communication & Technology
("VP: ICT"), responds to the direction provided by the Audit Committee and seeks approval of the goals being targeted in the long-term.
The Chief Information Security Officer has over 18 years of cybersecurity experience and holds a Bachelor’s degree in Cyber Forensics,
Information Security & Management and a Masters in Information Security, and Cyber Security Certification from MIT and Harvard. This management committee is made up of ICT leadership from the mining assets, convenes monthly to assess the performance of ICT as well as ICT’s progress in achieving the defined ICT goals and digital strategy. The management committee reports to the CFO and Audit
Committee on governance, risk, cybersecurity and other strategic matters on a quarterly basis
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	An ICT Management Committee is established to define and deliver on the ICT digital strategy as approved by the Executive Committee and the Audit Committee. The ICT management committee, headed by the Vice President: Information Communication & Technology
("VP: ICT"), responds to the direction provided by the Audit Committee and seeks approval of the goals being targeted in the long-term.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The Chief Information Security Officer has over 18 years of cybersecurity experience and holds a Bachelor’s degree in Cyber Forensics, Information Security & Management and a Masters in Information Security, and Cyber Security Certification from MIT and Harvard.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The ICT management committee, headed by the Vice President: Information Communication & Technology
("VP: ICT"), responds to the direction provided by the Audit Committee and seeks approval of the goals being targeted in the long-term.
The Chief Information Security Officer has over 18 years of cybersecurity experience and holds a Bachelor’s degree in Cyber Forensics,
Information Security & Management and a Masters in Information Security, and Cyber Security Certification from MIT and Harvard. This management committee is made up of ICT leadership from the mining assets, convenes monthly to assess the performance of ICT as well as ICT’s progress in achieving the defined ICT goals and digital strategy. The management committee reports to the CFO and Audit
Committee on governance, risk, cybersecurity and other strategic matters on a quarterly basis.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true